Debt (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	September 30, 2015	December 31, 2014
ABL Credit Facility	$77.0	$—
Senior Secured Revolving Credit Facility	—	20.0
Senior Secured Term Loan Facility	—	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.1	0.2
Unamortized original issue discount	—	(0.3)

	477.1	707.9
Less:
Current maturities	—	23.1

Long-term debt	$477.1	$684.8

Loss on Early Extinguishment of Debt

The components of the loss on early extinguishment were as follows (in millions):

Write-off Senior Secured Term Loan Facility unamortized deferred financing costs	$1.6
Write-off Senior Secured Revolving Credit Facility unamortized deferred financing costs	0.1
Write-off unamortized original issue discount	0.1

$1.8

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on September 30, 2015 (in millions).

Remainder of 2015	$—
2016	0.1
2017	—
2018	—
2019	400.0
2020	77.0

$477.1

Summary of Net Interest Expense (Income)

The following table provides the detail of net interest expense (income) for the respective periods (in millions). No interest was capitalized during the nine months ended September 30, 2015. Capitalized interest was $0.1 million for the nine months ended September 30, 2014.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Interest expense
Senior Secured Revolving Credit Facility	$0.5	$0.1	$1.2	$0.1
Senior Secured Term Loan Facility	0.5	0.7	1.9	2.1
Senior Notes	8.7	8.7	25.9	25.9
Other	0.2	0.2	0.7	0.8
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.2	—	0.5	0.2
Senior Notes	0.4	0.5	1.2	1.1
Senior Secured Revolving Credit Facility	0.1	0.1	0.3	0.3
Original issue discounts	0.1	—	0.2	0.2
Unrealized foreign exchange gains	(7.0)	(11.8)	(21.5)	(5.4)

Total interest expense	3.7	(1.5)	10.4	25.3
Interest income	—	—	—	(0.1)

Interest expense (income), net	$3.7	$(1.5)	$10.4	$25.2